Contingencies - Additional Information (Detail)	9 Months Ended		0 Months Ended	9 Months Ended											0 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2014 USD ($) site	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Champion [Member] USD ($)	Sep. 30, 2014 Champion [Member] USD ($)	Sep. 30, 2014 Due on or before July 1, 2015 [Member] Champion [Member] USD ($)	Sep. 30, 2014 Due on or before July 1, 2016 [Member] Champion [Member] USD ($)	Sep. 30, 2014 Due on or before July 1, 2017 [Member] Champion [Member] USD ($)	Sep. 30, 2014 Due on or before July 1, 2018 [Member] Champion [Member] USD ($)	Sep. 30, 2014 Quebec Action [Member] Defendants	Sep. 30, 2014 Ontario Action [Member] Defendants	Sep. 30, 2014 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Dec. 31, 2013 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Sep. 30, 2014 Other Long-term Liabilities [Member] USD ($)	Dec. 31, 2013 Other Long-term Liabilities [Member] USD ($)	Apr. 16, 2014 Maximum [Member] USD ($)	Feb. 09, 2014 U.S. Actions [Member] Defendant	Sep. 30, 2014 Canadian Actions [Member] USD ($)	Sep. 30, 2013 Canadian Actions [Member] USD ($)	Sep. 30, 2014 Canadian Actions [Member] USD ($)	Sep. 30, 2013 Canadian Actions [Member] USD ($)	Sep. 30, 2014 Product Recall [Member] USD ($)	Sep. 30, 2014 Product Recall [Member] EUR (€)	Sep. 30, 2014 Hengst [Member] USD ($)	Sep. 30, 2014 New Jersey Site and California [Member] Maximum [Member] USD ($)
Loss Contingencies [Line Items]
Self-insured insurance reserves, including group medical insurance reserves	$ 7,300,000	$ 7,900,000
Number of sites	5
Environmental accruals											500,000	1,000,000	600,000	500,000										1,000,000
Completed remediation activities at manufacturing site	2
Remediation settlement costs	100,000
Remediation settlement expense															100,000
Number of defendants executed a settlement agreement																2
Number of defendants									5	14
Post-trail costs																	100,000	100,000	100,000	100,000
Settlement amount																		100,000		100,000
Settlement payment																							2,200,000
Payments of rebates for future purchases																							800,000
Scheduled payments				1,400,000	200,000	200,000	200,000	200,000
Settlement accrued			2,200,000
Reserves for estimated costs																					600,000
Claim against recall																					0
Payment of costs related to matter																					1,000,000	800,000
Remaining accrual of costs related to matter																					100,000	100,000
Total claims filed																					900,000	700,000
Insurance coverage claims																					900,000	700,000
Insurance coverage claims, recorded as a reduction in warranty expenses																					200,000	200,000
Provision recorded related to matter																					$ 0